CAPITAL SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The partnership had the following capital securities outstanding as of December 31, 2018 and 2017:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Dec. 31, 2018	Dec. 31, 2017
Operating Partnership Class A Preferred Equity Units:
Series 1	24,000,000	6.25%	$562	$551
Series 2	24,000,000	6.50%	537	529
Series 3	24,000,000	6.75%	523	517
Brookfield BPY Holdings Inc. Junior Preferred Shares:
Class B Junior Preferred Shares(1)	16,800,000	7.64%	420	750
Class C Junior Preferred Shares(2)	—	—%	—	500
BPO Class B Preferred Shares:
Series 1(3)	3,600,000	70% of bank prime	—	—
Series 2(3)	3,000,000	70% of bank prime	—	—
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	924,390	5.25%	23	23
Series 2	699,165	5.75%	13	14
Series 3	909,994	5.00%	17	18
Series 4	940,486	5.20%	17	19
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital	—	9.00%	249	249
Rouse Series A Preferred Shares	5,600,000	5.00%	142	142
Forest City Enterprises L.P. (“Forest City”) Preferred Capital	1,111,004	2.00%	29	—
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares	10,000	5.00%	40	40
Capital Securities – Fund Subsidiaries			813	813
Total capital securities			$3,385	$4,165

Current			$520	$1,326
Non-current			2,865	2,839
Total capital securities			$3,385	$4,165

(1)	In the fourth quarter of 2018, $330 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred Shares, held by Brookfield Asset Management, were redeemed.

(2)	In the third quarter of 2018, $500 million of the Brookfield BPY Holdings Inc. Class C Junior Preferred Shares, held by Brookfield Asset Management, were redeemed.

(3)	Class B, Series 1 and 2 capital securities - corporate are owned by Brookfield Asset Management. BPO has an offsetting loan receivable against these securities earning interest at 95% of bank prime.

The following table presents changes to the GP Units and LP Units from the beginning of the year:

	GP Units			LP Units
(Thousands of units), Years ended Dec. 31,	2018	2017	2016	2018	2017	2016
Outstanding, beginning of year	139	139	139	254,989	260,222	261,486
Issued LP Units(1)	—	—	—	109,702	—	—
Exchange LP Units exchanged	—	—	—	7,770	285	1,016
BPR Units exchanged	—	—	—	56,166	—	—
Distribution reinvestment program	—	—	—	175	181	205
Issued under unit-based compensation plan	—	—	—	57	215	278
Repurchases of LP Units	—	—	—	(4,661)	(5,914)	(2,763)
Outstanding, end of year	139	139	139	424,198	254,989	260,222
The following table presents changes to the Exchange LP Units from the beginning of the year:

	Exchange LP Units
(Thousands of units)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, beginning of year	11,078	11,363	12,379
Exchange LP Units exchanged (1)	(7,770)	(285)	(1,016)
Outstanding, end of year	3,308	11,078	11,363

(1)
Exchange LP Units issued for the acquisition of incremental BPO common shares that have been exchanged are held by an indirect subsidiary of the partnership. Refer to the Consolidated Statements of Changes in Equity for the impact of such exchanges on the carrying value of Exchange LP Units.

Summary of reconciliation of cash flows from financing activities from capital securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

			Non-cash changes on capital securities
(US$ Millions)	Dec. 31, 2017	Capital securities redeemed net of issued	Fair value changes	Foreign currency translation	Assumed from business combinations	Dec. 31, 2018
Capital securities	$4,165	$(905)	$26	$(4)	$103	$3,385